SHORT-TERM AND LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2020
Long-term Debt, by Current and Noncurrent [Abstract]
Schedule of long-term debt

(in thousands of $)	2020	2019
Long-term debt:
Norwegian kroner 500 million senior unsecured floating rate bonds due 2020	—	56,910
5.75% senior unsecured convertible bonds due 2021	212,230	212,230
Norwegian kroner 700 million senior unsecured floating rate bonds due 2023	81,572	79,674
4.875% senior unsecured convertible bonds due 2023	139,900	148,300
Norwegian kroner 700 million senior unsecured floating rate bonds due 2024	80,989	79,674
Norwegian kroner 600 million senior unsecured floating rate bonds due 2025	62,927	—
Borrowings secured on Frontline shares	15,639	36,763
U.S. dollar denominated floating rate debt due through 2025	1,070,137	1,013,626
Total debt principal	1,663,394	1,627,177
Less: unamortized debt issuance costs	(14,325)	(19,089)
Less: current portion of long-term debt	(484,956)	(253,059)
Total long-term debt	1,164,113	1,355,029

Schedule of maturities of debt
The outstanding debt as of December 31, 2020, is repayable as follows:

Year ending December 31,	(in thousands of $)
2021	484,956
2022	262,059
2023	493,535
2024	227,703
2025	195,141
Thereafter	—
Total debt principal	1,663,394

Schedule of long-term debt instruments
Interest rate information

	December 31, 2020	December 31, 2019
Weighted average interest rate	2.91%	4.27%
US Dollar London Interbank Offered Rate ("LIBOR")	0.24%	1.91%
Norwegian Interbank Offered Rate ("NIBOR")	0.49%	1.84%